FAIR VALUE DISCLOSURES - Losses Recognized on Investments (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
FAIR VALUE DISCLOSURES
Net losses recognized during the period on investments in marketable securities	¥ 1,965	¥ 96	¥ 658
Unrealized losses recognized during the reporting period on investments in marketable securities still held at the reporting date	¥ 1,965	¥ 96	¥ 658